Staff costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff costs
Wages and salaries	SFr 3,241,641	SFr 3,341,014	SFr 3,268,209
Social charges and insurances	378,454	397,428	407,944
Value of share-based services (note 14)	1,520,917	3,034,740	946,632
Retirement benefit (note 20)	235,847	279,920	114,353
Total staff costs	SFr 5,376,859	SFr 7,053,102	SFr 4,737,138